INCOME TAXES - Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Domestic Tax Authority
Operating Loss Carryforwards
Operating loss carryforward	$ 1,226,000
Foreign Tax Authority | Earliest Tax Year
Operating Loss Carryforwards
Operating loss carryforward	933,000
Foreign Tax Authority | Latest Tax Year
Operating Loss Carryforwards
Operating loss carryforward	$ 119,000